UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     5/12/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              104

Form 13F Information Table Value Total:          $75,742

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Abiomed                          COMMON   003654100       41         10400 SH       SOLE                                       10400
Abraxas Petroleum Corp           COMMON   003830106       14         20000 SH       SOLE                                       20000
American Express Co.             COMMON   025816109     1206         36281 SH       SOLE                                       36281
Amer Int'l Group                 COMMON   026874107     1201         24292 SH       SOLE                                       24292
Amgen Inc                        COMMON   031162100      772         13410 SH       SOLE                                       13410
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      238           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      325           290 PRN      SOLE                                         290
Bed Bath & Beyond                COMMON   075896100      940         27225 SH       SOLE                                       27225
Bristol-Myers Squibb             COMMON   110122108      738         34907 SH       SOLE                                       34907
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      537           500 PRN      SOLE                                         500
Casual Male Retail               COMMON   148711104      180         59675 SH       SOLE                                       59675
ChevronTexaco                    COMMON   166764100      412          6366 SH       SOLE                                        6366
Cisco Systems                    COMMON   17275R102      707         54490 SH       SOLE                                       54490
CitiGroup Inc.                   COMMON   172967101     1696         49240 SH       SOLE                                       49240
Comcast Cable 1/30/11            CONVERT  20029PAL3      383           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      530           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      189         32431 SH       SOLE                                       32431
Delta Air Lines                  COMMON   247361108      466         52325 SH       SOLE                                       52325
Dow Chemical Co.                 COMMON   260543103      641         23204 SH       SOLE                                       23204
Eaton Vance Mass                 COMMON   27826L603      176         16217 SH       SOLE                                       16217
Eaton Vance Senior Inc Trst      COMMON   27826S103      940        111950 SH       SOLE                                      111950
Exxon Mobil Corp.                COMMON   30231G102     1599         45754 SH       SOLE                                       45754
Fairfield OH Sch 12/1/20         CONVERT  304657JN0      559           500 PRN      SOLE                                         500
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1207          1185 PRN      SOLE                                        1185
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1357          1215 PRN      SOLE                                        1215
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2340          2095 PRN      SOLE                                        2095
Federal Home Ln Mtge             COMMON   313400301      392          7386 SH       SOLE                                        7386
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1009           915 PRN      SOLE                                         915
Fannie Mae                       COMMON   313586109     1489         22790 SH       SOLE                                       22790
FNMA 4.50% 10/17/06              CONVERT  31359MLC5      982           965 PRN      SOLE                                         965
Fidelity Nat Information         COMMON   31620P109      448         25309 SH       SOLE                                       25309
Fidelity Nat Financial           COMMON   316326107     2556         74847 SH       SOLE                                       74847
FL St BD Fin 7/01/05             CONVERT  342812ZE7      550           500 PRN      SOLE                                         500
GTE Corp 4/15/06                 CONVERT  362320AX1      485           440 PRN      SOLE                                         440
General Electric                 COMMON   369604103     2430         95284 SH       SOLE                                       95284
GE Capital 6.625% Pref           COMMON   369622527      518         19400 SH       SOLE                                       19400
General Mills 6/15/06            CONVERT  37033LCA2      968           820 PRN      SOLE                                         820
GM Corp Nts 1/15/11              CONVERT  370442BB0      824           825 PRN      SOLE                                         825
Goldman Sachs Group Inc          COMMON   38141G104      805         11825 SH       SOLE                                       11825
Hillsborough Fl 6/1/20           CONVERT  432327DU5      540           500 PRN      SOLE                                         500
Honeywell Intl 3/1/10            CONVERT  438516AK2      233           195 PRN      SOLE                                         195
ICT Group                        COMMON   44929Y101      482         49890 SH       SOLE                                       49890
IGEN Int'l Inc.                  COMMON   449536101     2160         61033 SH       SOLE                                       61033
Ikon Office Solutions            COMMON   451713101     1569        221025 SH       SOLE                                      221025
Insured Muni Inc Fd Paine Webber COMMON   45809F104      375         26791 SH       SOLE                                       26791
Integramed Amer NEW              COMMON   45810N302      200         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100      654         40144 SH       SOLE                                       40144
Intermediate Muni FD             COMMON   45880P104       95         10000 SH       SOLE                                       10000
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      360           345 PRN      SOLE                                         345
Intertan Inc                     COMMON   461120107      461         98155 SH       SOLE                                       98155
Johnson & Johnson Co             COMMON   478160104     1620         27986 SH       SOLE                                       27986
Kinder Morgan 11/01/10           CONVERT  494550AG1      889           765 PRN      SOLE                                         765
Liberty Media Corp               COMMON   530718105      738         75821 SH       SOLE                                       75821
Lightspan, Inc.                  COMMON   53226T103       68        104025 SH       SOLE                                      104025
Marriott Intl Inc                COMMON   571903202      632         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      543           500 PRN      SOLE                                         500
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      522           500 PRN      SOLE                                         500
MA Wtr Poll Tr 2/01/20           CONVERT  57604PGK4      521           500 PRN      SOLE                                         500
Medtronic Inc                    COMMON   585055106      349          7726 SH       SOLE                                        7726
Merck & Co.                      COMMON   589331107      216          3945 SH       SOLE                                        3945
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5     1020           895 PRN      SOLE                                         895
Microsoft Corp.                  COMMON   594918104     1842         76104 SH       SOLE                                       76104
JP Morgan Sub 1/15/07            CONVERT  616880BF6      932           835 PRN      SOLE                                         835
Morgan Stanley Insd Muni         COMMON   61745P833      213         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      286         19687 SH       SOLE                                       19687
Nokia Corp.ADS                   COMMON   654902204      400         28515 SH       SOLE                                       28515
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      225          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      219          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      321          3038 SH       SOLE                                        3038
NUVEEN SR 312 TX EX UIT NUVMTY   COMMON   6710A4553      202          1965 SH       SOLE                                        1965
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      324          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      317          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      215          2000 SH       SOLE                                        2000
PHC Inc Cl A                     COMMON   693315103      256        275500 SH       SOLE                                      275500
J.C. Penney 12/15/07             CONVERT  70816FAE3      284           285 PRN      SOLE                                         285
Pepsico Inc.                     COMMON   713448108      458         11462 SH       SOLE                                       11462
Pfizer                           COMMON   717081103     1275         40925 SH       SOLE                                       40925
PIMCO Nat Muni Inc III           COMMON   72201A103     1351         94701 SH       SOLE                                       94701
PIMCO Corporate Opp Fund         COMMON   72201B101     2559        165706 SH       SOLE                                      165706
PR Comwlth Pub 07/01/04          CONVERT  745145N65      484           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      101         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      686        107600 SH       SOLE                                      107600
Raytheon Co.                     COMMON   755111507      836         29450 SH       SOLE                                       29450
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      259           250 PRN      SOLE                                         250
Schlumberger Ltd.                COMMON   806857108      654         17207 SH       SOLE                                       17207
Charles Schwab Corp              COMMON   808513105      287         39802 SH       SOLE                                       39802
The Steak N Shake Company        COMMON   857873103      169         18517 SH       SOLE                                       18517
Sunrise Assisted Living          COMMON   86768K106     1137         47375 SH       SOLE                                       47375
3M Company                       COMMON   88579Y101      221          1700 SH       SOLE                                        1700
Time Warner 8/15/06              CONVERT  887315AW9      885           800 PRN      SOLE                                         800
Time Warner 9/01/08              CONVERT  88731EAK6      685           625 PRN      SOLE                                         625
United Parcel Service            COMMON   911312106      675         11850 SH       SOLE                                       11850
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      423           410 PRN      SOLE                                         410
Van Kampen Merritt               COMMON   92112M103      234         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      472        251125 SH       SOLE                                      251125
Viacom Inc Cl B                  COMMON   925524308     1617         44285 SH       SOLE                                       44285
Wal-Mart Stores Inc.             COMMON   931142103     1041         20002 SH       SOLE                                       20002
Wash Mutual Inc                  COMMON   939322103      304          8605 SH       SOLE                                        8605
Washington Post Cl B             COMMON   939640108      477           700 SH       SOLE                                         700
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2439          2160 PRN      SOLE                                        2160
Weyerhaeuser Co                  COMMON   962166104      340          7115 SH       SOLE                                        7115
Wyeth (formerly AHP)             COMMON   983024100      524         13845 SH       SOLE                                       13845
Weatherford International        COMMON   G95089101      316          8375 SH       SOLE                                        8375
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